FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
Fortitude Life Insurance & Annuity Company Variable Account B
A Fortitude Re Company
10 Exchange Place, Suite 2210, Jersey City, NJ 07302

ADVANCED SERIES ADVISOR PLAN II (“ASAP  II”)

Flexible Premium Deferred Annuity

Updating Summary Prospectus
May 1, 2024

You should read this Updating Summary Prospectus carefully, particularly the section titled “Important Information You Should Consider About the Annuity”.

An updated statutory prospectus for the Advanced Series Advisor Plan II (“ASAP II”) Variable Annuity Contracts is currently available online, which contains more information about the Annuity, including its features, benefits, and risks. You can find the prospectus and other information about the contract online at www.prudential.com/regdocs/FLIAC-ASAP2-STAT. The Market Value Adjusted Fixed Allocation Investment Options available with these Annuities are described in a separate prospectus, Market Value Adjusted Fixed Allocation Investment Option Under Certain Variable Annuity Contracts, which can be found on our website www.prudential.com/regdocs/FLIAC-MVA2-S3. You can also obtain this information at no cost by calling 1-800-879-7012 or by sending an email request to service@prudential.com.

This Updating Summary Prospectus incorporates by reference the ASAP II prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

ASAPIIPROS-USP

GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

Account Value: The value of each allocation to a Sub-account or a Fixed Allocation prior to the Annuity Date, plus any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge (“CDSC”) and/or any Annual Maintenance Fee. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recapture under certain circumstances. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a Market Value Adjustment.

Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.

Annuity Date: The date you choose for annuity payments to commence. A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Fixed Allocation: An allocation of Account Value that is to be credited a fixed rate of interest for a specified Guarantee Period during the Accumulation Period. Please see the separate prospectus covering the Market Value Adjusted Fixed Allocation Investment Option.

Guarantee Period: A period of time during the Accumulation Period where we credit a fixed rate of interest on a Fixed Allocation.

Issue Date: The effective date of your Annuity.

Market Value Adjustment: A Market Value Adjustment used in the determination of Account Value of each Fixed Allocation on any day other than the Maturity Date of such Fixed Allocation. Please see the separate prospectus covering the Market Value Adjusted Fixed Allocation Investment Option.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity who has the rights and benefits designated as to the “Participant” in the certificate.

Portfolio: Any underlying mutual fund which may be selected as an investment option by the Owner. The terms “Fund” and “Portfolio” are used interchangeably. Some of the Portfolios use the term “Fund” and others use the term “Portfolio” in their respective prospectuses.

Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.

Separate Account: Fortitude Life Insurance & Annuity Company Variable Account B. The assets supporting your allocations to the variable investment options under the Annuity. Separate Account assets held in support of the Annuity are kept separate from all our other assets and may not be charged with liabilities arising out of any other business we may conduct.

Sub-account: A division of the Separate Account. Each Sub-account invests in a particular Portfolio.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

“We,” “our,” “us” or “the Company”: Fortitude Life Insurance & Annuity Company.

“You” or “your”: the Owner(s) shown in the Annuity.

May 1, 2024Updating Summary Prospectus 1

UPDATED INFORMATION ABOUT YOUR CONTRACT

Please see below for a summary of changes that have been made to the contract since the date of the last statutory prospectus, May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract and not all changes may be applicable to you.

●	Allspring VT International Equity Fund - Class 1 was liquidated.

May 1, 2024Updating Summary Prospectus 2

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals

If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7.5% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,500 on a $100,000 withdrawal.
For more information on early withdrawal charges, please refer to the “Fees, Charges and Deductions” section of the statutory prospectus.

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees, Charges and Deductions” section of the statutory prospectus.

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.460%	1.460%
	Investment options (Portfolio fees and expenses)	0.57%	1.95%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%	10.50%

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $2,044	Highest Annual Cost $6,303

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Least expensive Portfolio fees and
expenses

●

No optional benefits

●

No sales charges

●

No additional Purchase Payments,
transfers or withdrawals

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Most expensive combination of
optional benefits and Portfolio fees
and expenses

●

No sales charges

●

No additional Purchase Payments,
transfers or withdrawals

	For more information on ongoing fees and expenses, please refer to the “Fee Table” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 3

Risks
Risk of Loss	You can lose money by investing in the Annuity. For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.
Not a Short-Term Investment

The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Risks Associated with Investment Options

An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Fixed Allocations, each of which has its own unique risks. You should review the investment options before making an investment decision. The Fixed Allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Insurance Company Risks

An investment in the Annuity is subject to the risks related to the Company. Any obligations (including under any Fixed Allocation), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll-free at 1-800-879-7012.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Restrictions
Investments

You may make twenty (20) free transfers between investment options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of investment options may be limited.
We reserve the right to remove or substitute Portfolios as investment options.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Fees, Charges and Deductions” section, “Appendix A”, the “What are Separate Accounts?” section and the “Financial Professional Permission to Forward Transaction Instructions” section of the statutory prospectus.

Optional Benefits

You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts. The charge for each optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefits. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the “Benefits Available Under the Annuity” section of the statutory prospectus.

Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to the 10% additional tax for distributions taken prior to age 59 1/2.
For more information on tax implications, please refer to “Tax Considerations” section of the statutory prospectus.

Conflicts of Interest
Investment Professional Compensation

Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on your investment in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes The Annuities?” section of the statutory prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Annuity is no longer sold.
For more information on exchanges, please refer to the “Who Distributes The Annuities?” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 4

APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY

The following is a list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/FLIAC-ASAP2-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email request to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	Allspring VT Discovery All Cap Growth Fund - Class 11,♦ Allspring Funds Management, LLC (adviser) Allspring Global Investments, LLC (subadviser)	0.75%	33.50%	13.80%	10.68%
Equity	Allspring VT Opportunity Fund - Class 1♦ Allspring Funds Management, LLC (adviser) Allspring Global Investments, LLC (subadviser)	0.75%	26.83%	15.03%	10.60%
Equity	Allspring VT Small Cap Growth Fund - Class 1[1] Allspring Funds Management, LLC (adviser) Allspring Global Investments, LLC (subadviser)	0.92%	4.35%	7.95%	6.86%
Allocation	AST Academic Strategies Asset Allocation Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company Morgan Stanley Investment Management Inc. PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate Systematica Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	1.14%	10.21%	5.34%	3.67%
Allocation	AST Advanced Strategies Portfolio1,♦ Jennison Associates LLC Massachusetts Financial Services Company J.P. Morgan Investment Management, Inc. T. Rowe Price Associates, Inc. PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate PGIM Fixed Income	0.91%	14.48%	7.94%	6.33%
Allocation	AST Balanced Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.90%	15.77%	7.86%	6.14%

May 1, 2024Updating Summary Prospectus 5

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	AST Capital Growth Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.90%	18.09%	9.74%	7.30%
Equity	AST Cohen & Steers Realty Portfolio[1] Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio[1] PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Fixed Income	AST Global Bond Portfolio[1] AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	1.01%	6.29%	0.56%	N/A
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.57%	4.62%	1.54%	0.93%
Fixed Income	AST High Yield Portfolio[1] J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.94%	10.56%	4.24%	4.00%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Allocation	AST J.P. Morgan Global Thematic Portfolio[1] J.P. Morgan Investment Management, Inc.	1.04%	13.88%	7.51%	5.59%
Allocation	AST J.P. Morgan Tactical Preservation Portfolio[1] J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Equity	AST Large-Cap Core Portfolio[1] J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.90%	23.10%	12.69%	10.27%
Equity	AST Large-Cap Growth Portfolio1,♦ Clearbridge Investments, LLC Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Equity	AST Large-Cap Value Portfolio[1] Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%

May 1, 2024Updating Summary Prospectus 6

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST MFS Global Equity Portfolio[1] Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Equity	AST Mid-Cap Growth Portfolio[1] Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Equity	AST Mid-Cap Value Portfolio[1] Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	1.02%	12.08%	10.42%	7.12%
Allocation	AST Preservation Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.92%	11.78%	4.63%	4.14%
Allocation	AST Prudential Growth Allocation Portfolio[1] Jennison Associates LLC PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Equity	AST Small-Cap Growth Portfolio[1] Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Equity	AST Small-Cap Value Portfolio[1] Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Allocation	AST T. Rowe Price Asset Allocation Portfolio[1] T. Rowe Price Associates, Inc. T. Rowe Price International, Ltd T. Rowe Price Australia Ltd.	0.89%	16.86%	8.37%	6.40%
Equity	AST T. Rowe Price Natural Resources Portfolio[1] T. Rowe Price Associates, Inc.	1.06%	1.35%	8.75%	2.58%
Equity	Inverse S&P 500® Strategy Fund♦,‡ Guggenheim Investments	1.85%	-14.95%	-15.41%	-12.35%
Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I shares1,‡ Invesco Advisers, Inc	0.87%	13.15%	12.77%	9.79%
Equity	Invesco V.I. Diversified Dividend Fund - Series I shares[1] Invesco Advisers, Inc	0.68%	9.05%	9.81%	7.80%
Equity	Invesco V.I. Health Care Fund - Series I shares[1] Invesco Advisers, Inc	0.98%	3.02%	8.75%	6.87%

May 1, 2024Updating Summary Prospectus 7

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	Invesco V.I. Technology Fund - Series I shares‡ Invesco Advisers, Inc	0.98%	46.94%	14.92%	12.24%
Equity	NASDAQ-100® Fund1,♦,‡ Guggenheim Investments	1.77%	53.22%	20.24%	15.86%
Equity	Nova Fund♦,‡ Guggenheim Investments	1.75%	35.07%	18.45%	14.14%
Equity	NVIT Emerging Markets Fund Class D1,♦ Nationwide Fund Advisors NS Partners Ltd	1.38%	3.80%	-0.08%	-0.22%
Fixed Income	ProFund Access VP High Yield♦,‡ ProFund Advisors LLC	1.68%	10.43%	2.74%	2.91%
Equity	ProFund VP Asia 301,♦ ProFund Advisors LLC	1.68%	4.32%	1.92%	0.66%
Equity	ProFund VP Banks1,♦ ProFund Advisors LLC	1.68%	10.39%	6.53%	6.05%
Equity	ProFund VP Bear1,♦ ProFund Advisors LLC	1.68%	-15.27%	-15.58%	-12.62%
Equity	ProFund VP Biotechnology♦ ProFund Advisors LLC	1.68%	10.14%	9.59%	7.42%
Equity	ProFund VP Bull1,♦ ProFund Advisors LLC	1.68%	23.74%	13.41%	9.84%
Equity	ProFund VP Communication Services1,♦ ProFund Advisors LLC	1.68%	31.82%	7.80%	4.15%
Equity	ProFund VP Consumer Discretionary1,♦ ProFund Advisors LLC	1.68%	32.05%	9.78%	8.82%
Equity	ProFund VP Consumer Staples1,♦ ProFund Advisors LLC	1.68%	3.92%	9.20%	6.11%
Equity	ProFund VP Energy1,♦ ProFund Advisors LLC	1.68%	-2.49%	10.93%	0.96%
Equity	ProFund VP Europe 301,♦ ProFund Advisors LLC	1.68%	17.47%	7.60%	2.67%
Equity	ProFund VP Financials1,♦ ProFund Advisors LLC	1.68%	13.88%	9.98%	8.13%
Equity	ProFund VP Health Care1,♦ ProFund Advisors LLC	1.68%	0.82%	9.48%	9.49%
Equity	ProFund VP Industrials1,♦ ProFund Advisors LLC	1.68%	16.30%	11.72%	8.34%
Equity	ProFund VP Internet♦ ProFund Advisors LLC	1.68%	49.85%	8.64%	10.74%
Equity	ProFund VP Japan1,♦ ProFund Advisors LLC	1.68%	34.51%	11.86%	7.23%
Equity	ProFund VP Large-Cap Growth1,♦ ProFund Advisors LLC	1.68%	27.86%	14.21%	11.39%

May 1, 2024Updating Summary Prospectus 8

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	ProFund VP Large-Cap Value1,♦ ProFund Advisors LLC	1.68%	20.09%	12.27%	8.19%
Equity	ProFund VP Materials1,♦ ProFund Advisors LLC	1.68%	12.38%	11.96%	6.33%
Equity	ProFund VP Mid-Cap Growth1,♦ ProFund Advisors LLC	1.68%	15.56%	10.09%	7.28%
Equity	ProFund VP Mid-Cap Value1,♦ ProFund Advisors LLC	1.68%	13.45%	11.12%	7.41%
Equity	ProFund VP NASDAQ-1001,♦ ProFund Advisors LLC	1.68%	52.17%	20.09%	15.51%
Equity	ProFund VP Pharmaceuticals1,♦ ProFund Advisors LLC	1.68%	-5.49%	4.83%	4.63%
Equity	ProFund VP Precious Metals1,♦ ProFund Advisors LLC	1.68%	1.48%	8.30%	0.78%
Equity	ProFund VP Real Estate1,♦ ProFund Advisors LLC	1.68%	9.73%	5.58%	5.89%
Equity	ProFund VP Rising Rates Opportunity1,♦ ProFund Advisors LLC	1.68%	1.75%	-0.50%	-5.26%
Equity	ProFund VP Semiconductor♦ ProFund Advisors LLC	1.68%	93.66%	31.28%	22.99%
Equity	ProFund VP Short Mid-Cap♦ ProFund Advisors LLC	1.68%	-9.35%	-15.32%	-11.87%
Equity	ProFund VP Short NASDAQ-1001,♦ ProFund Advisors LLC	1.68%	-32.40%	-22.40%	-18.53%
Equity	ProFund VP Short Small-Cap♦ ProFund Advisors LLC	1.68%	-10.88%	-14.46%	-11.16%
Equity	ProFund VP Small-Cap Growth1,♦ ProFund Advisors LLC	1.68%	15.19%	8.56%	7.15%
Equity	ProFund VP Small-Cap Value1,♦ ProFund Advisors LLC	1.68%	12.94%	9.51%	6.36%
Equity	ProFund VP Technology1,♦ ProFund Advisors LLC	1.67%	57.95%	23.56%	17.85%
Fixed Income	ProFund VP U.S. Government Plus1,♦ ProFund Advisors LLC	1.38%	0.04%	-5.01%	0.27%
Equity	ProFund VP UltraBull♦ ProFund Advisors LLC	1.68%	45.23%	21.83%	16.33%
Equity	ProFund VP UltraMid-Cap1,♦ ProFund Advisors LLC	1.68%	22.21%	13.59%	9.93%
Equity	ProFund VP UltraNASDAQ-100♦ ProFund Advisors LLC	1.68%	115.46%	33.86%	27.05%
Allocation	ProFund VP UltraSmall-Cap♦ ProFund Advisors LLC	1.68%	22.43%	7.83%	5.49%
Equity	ProFund VP Utilities1,♦ ProFund Advisors LLC	1.68%	-8.59%	4.76%	6.89%

May 1, 2024Updating Summary Prospectus 9

The additional information below may be applicable to the Portfolios listed in the above table:
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Real Estate is a business unit of PGIM, Inc.
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(a)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡
The additional information below may be applicable to the Portfolios listed in the above table:Inverse S&P 500® Strategy Fund
Effective March 19, 2001 was closed to all new investments. However, electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs, as applicable, that were elected prior to the effective date will not be affected by the closure unless a contract owner withdraws or otherwise transfers their entire Account Value from the Portfolio.
Invesco V.I. Discovery Mid Cap Growth Fund - Series I shares
Effective May 1, 2020 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
Invesco V.I. Technology Fund - Series I shares
Effective May 1, 2022 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
NASDAQ-100® Fund
Effective March 19, 2001 was closed to all new investments. However, electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs, as applicable, that were elected prior to the effective date will not be affected by the closure unless a contract owner withdraws or otherwise transfers their entire Account Value from the Portfolio.
Nova Fund
Effective March 19, 2001 was closed to all new investments. However, electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs, as applicable, that were elected prior to the effective date will not be affected by the closure unless a contract owner withdraws or otherwise transfers their entire Account Value from the Portfolio.
ProFund Access VP High Yield
Effective April 26, 2021 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

May 1, 2024Updating Summary Prospectus 10

Investment Restrictions

Please note that the following Portfolios are not available if you have elected any of the following optional benefits:

Optional Benefit Name:	All investment options permitted, EXCEPT these:
Guaranteed Return Option	Invesco V.I. Technology Fund – Series I shares
Guaranteed Return Option Plus	ProFund Access VP High Yield
Highest Anniversary Value Death Benefit	ProFund VP Biotechnology
ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap

May 1, 2024Updating Summary Prospectus 11

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10 Exchange Place
Suite 2210
Jersey City, New Jersey 07302

Edgar Contract Identifier: C000003475	ASAPIIPROS-USP

May 1, 2024Updating Summary Prospectus 14